Segment Reporting (Details) - Schedule of adjustments for segment reporting of revenue, profit or loss, assets and liabilities - Segment Reporting [member] - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue
Revenue from reporting segments	₪ 9,119	₪ 9,503	₪ 9,977
Revenue from other segments	238	241	237
Elimination of revenue from inter-segment sales	(428)	(423)	(425)
Consolidated revenue	8,929	9,321	9,789
Profit or loss
Operating income for reporting segments	1,851	1,282	2,380
Financing expenses, net	(472)	(531)	(517)
Adjustments for multi-channel television	80
Share in the losses of equity-accounted investees	(2)	(3)	(5)
Profit (loss) from operations classified in other categories	1	(36)	(20)
Depreciation and amortization of intangible assets resulting from the Bezeq PPA adjustments	(185)	(975)	(733)
Loss from impairment of assets (see Note 9)	(1,274)	(1,638)
Other adjustments	93	(17)	(17)
Consolidated profit (loss) before income tax	92	(1,918)	₪ 1,088
Assets
Assets from reporting segments	14,800	15,970
Assets attributable to operations in other categories	151	159
Inter-segment assets	(124)	(626)
Goodwill not attributable to segment assets	1,548	2,274
Loss from impairment of assets	(2,577)	(1,638)
PPA not attributable to reporting segment		1,166
Assets resulting from the Bezeq PPA, net	1,291	1,477
Assets attributable to a non-reportable segment	498	593
Consolidated assets	15,587	19,375
Liabilities
Liabilities from reporting segments	14,890	16,963
Liabilities attributable to operations in other categories	79	84
Inter-segment liabilities	(1,247)	(1,158)
Liabilities resulting from the Bezeq PPA, net	194	247
Liabilities attributable to a non-reportable segment	1,873	2,475
Consolidated liabilities	₪ 15,789	₪ 18,611